Consolidated Statements of Changes in Shareholders' Equity - CAD ($)	Total	Trucking [Member]	Customer Contract [Member]	Debt Settlement [Member]	In Lieu of Consulting Fees [Member]	Issued Capital [Member]	Issued Capital [Member] Trucking [Member]	Issued Capital [Member] Customer Contract [Member]	Issued Capital [Member] Debt Settlement [Member]	Issued Capital [Member] In Lieu of Consulting Fees [Member]	Contributed Surplus [Member]	Contributed Surplus [Member] Trucking [Member]	Contributed Surplus [Member] Customer Contract [Member]	Contributed Surplus [Member] Debt Settlement [Member]	Contributed Surplus [Member] In Lieu of Consulting Fees [Member]	Subscriptions Received in Advance [Member]	Subscriptions Received in Advance [Member] Trucking [Member]	Subscriptions Received in Advance [Member] Customer Contract [Member]	Subscriptions Received in Advance [Member] Debt Settlement [Member]	Subscriptions Received in Advance [Member] In Lieu of Consulting Fees [Member]	Deficit [Member]	Deficit [Member] Trucking [Member]	Deficit [Member] Customer Contract [Member]	Deficit [Member] Debt Settlement [Member]	Deficit [Member] In Lieu of Consulting Fees [Member]	AOCI [Member]	AOCI [Member] Trucking [Member]	AOCI [Member] Customer Contract [Member]	AOCI [Member] Debt Settlement [Member]	AOCI [Member] In Lieu of Consulting Fees [Member]
Balance at Dec. 31, 2019	$ 433,968					$ 9,367,691					$ 3,020,617					$ 100,240					$ (12,054,580)					$ 0
Balance (in shares) at Dec. 31, 2019						86,944,353
Shares issued pursuant to:
Option exercises	90,000					$ 310,127					(130,127)					(90,000)					0					0
Option exercises (in shares)						2,000,000
Warrant exercises	30,000					$ 30,000					0					0					0					0
Warrant exercises (in shares)						200,000
Convertible note	756,919					$ 756,919					0					0					0					0
Convertible note (in shares)						6,154,897
Number of shares issued				$ 434,000	$ 510,000				$ 434,000	$ 510,000				$ 0	$ 0				$ 0	$ 0				$ 0	$ 0				$ 0	$ 0
Number of shares issued (in shares)									2,786,667	4,868,056
Write-off subscription receivable	(10,240)					$ 0					0					(10,240)					0					0
Share-based compensation	473,103					0					473,103					0					0					0
Net and comprehensive loss for the period	(4,874,082)					0					0					0					(4,874,082)					0
Balance at Dec. 31, 2020	(2,156,332)					$ 11,408,737					3,363,593					0					(16,928,662)					0
Balance (in shares) at Dec. 31, 2020						102,953,973
Shares issued pursuant to:
Option exercises	9,000					$ 15,965					(6,965)					0					0					0
Option exercises (in shares)						100,000
Warrant exercises	$ 98,550					$ 98,550					0					0					0					0
Warrant exercises (in shares)	657,000					657,000
Convertible note	$ 2,966,838					$ 2,966,838					0					0					0					0
Convertible note (in shares)						24,516,649
Number of shares issued		$ 1,611,020			1,521,667		$ 1,611,020			$ 1,521,667		$ 0			0		$ 0			0		$ 0			0		$ 0			0
Number of shares issued (in shares)	100,000						13,777,778			13,833,333
Share-based compensation	$ 263,672					$ 0					263,672					0					0					0
Net and comprehensive loss for the period	(4,106,810)					0					0					0					(4,102,608)					(4,202)
Balance at Dec. 31, 2021	207,605					$ 17,622,777					3,620,300					0					(21,031,270)					(4,202)
Balance (in shares) at Dec. 31, 2021						155,838,733
Shares issued pursuant to:
Convertible note	1,000,813					$ 1,000,813					0					0					0					0
Convertible note (in shares)						25,312,500
Number of shares issued			$ 269,467		$ 35,000			$ 269,467		$ 35,000			$ 0		$ 0			$ 0		$ 0			$ 0		$ 0			$ 0		$ 0
Number of shares issued (in shares)								13,473,358		1,250,000
Share-based compensation	44,246					$ 0					44,246					0					0					0
Net and comprehensive loss for the period	(3,323,815)					0					0					0					(3,525,997)					202,182
Balance at Dec. 31, 2022	$ (1,766,684)					$ 18,928,057					$ 3,664,546					$ 0					$ (24,557,267)					$ 197,980
Balance (in shares) at Dec. 31, 2022						196,374,591